Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs	[1]	$ 23,990	$ 152,313
Reallocate reserve to retained earnings upon disposal of LTIs		60,814	(7,282)
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		47,209	(112,156)
Unrealized gain (loss) on LTIs		23,990	152,313
Reallocate reserve to retained earnings upon disposal of LTIs		(56,064)	7,052
Long-term investment revaluation reserve at end of period		15,135	47,209
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		57,062	(112,156)
Unrealized gain (loss) on LTIs		25,856	161,936
Reallocate reserve to retained earnings upon disposal of LTIs		(60,815)	7,282
Long-term investment revaluation reserve at end of period		22,103	57,062
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(9,853)
Unrealized gain (loss) on LTIs		(1,866)	(9,623)
Reallocate reserve to retained earnings upon disposal of LTIs		4,751	(230)
Long-term investment revaluation reserve at end of period		$ (6,968)	$ (9,853)

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.